Accounts receivable	12 Months Ended
Dec. 31, 2020
Accounts receivable
Accounts receivable

Note 6 – Accounts receivable

Accounts receivable consisted of the following:

	December 31,	December 31,
	2020	2019

Accounts receivable	$38,110,487	$45,083,689
Allowance for doubtful accounts	(3,699,890)	(5,731,281)
Accounts receivable, net	$34,410,597	$39,352,408

The movement of allowance for doubtful accounts are as follows:

	Year ended	Year ended
	December 31,	December 31,
	2020	2019
Balance at beginning of year	$5,731,281	$4,682,592
Change of allowance for doubtful accounts	(895,043)	1,286,997
Write off	(1,523,489)	—
Translation adjustments	387,141	(238,308)
Balance at end of year	$3,699,890	$5,731,281